Leases (Tables)	12 Months Ended
Jan. 01, 2013
Leases [Abstract]
Schedule of Future Minimum Lease Payments Required under Existing Leases	Future minimum lease payments required under existing leases as of January 1, 2013 are as follows (in thousands):

2013	$29,528
2014	28,981
2015	27,139
2016	25,575
2017	22,786
Thereafter	70,394
$204,403